Capital Structure, Financial Risk and Related Items - Fair Value Measurement - Other Investments (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collaboration Agreements
Other investments	kr 134	kr 133
Marketable Securities | Net Book value
Collaboration Agreements
Fair value at beginning of period	12,431
Fair value at end of period	13,268	12,431
Other investments
Collaboration Agreements
Transfer to Level 1	0
Transfer to level 3	0
Other investments | Net Book value
Collaboration Agreements
Fair value at beginning of period	133
Fair value at end of period	134	133
Level 1 of fair value hierarchy [member] | Marketable Securities | Net Book value
Collaboration Agreements
Fair value at beginning of period	12,431
Fair value at end of period	13,268	12,431
Level 1 of fair value hierarchy [member] | Other investments | Net Book value
Collaboration Agreements
Fair value at beginning of period	67
Fair value at end of period	47	67
Level 3 of fair value hierarchy [member] | Other investments | Net Book value
Collaboration Agreements
Fair value at beginning of period	66	27
Acquisitions	30	39
Fair value changes	(9)
Fair value at end of period	kr 87	kr 66